Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document And Entity Information [Abstract]
Document Type	8-K
Document Fiscal Period Focus	FY
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Amendment Flag	false
Entity Registrant Name	ENLINK MIDSTREAM PARTNERS, LP
Entity Central Index Key	0001179060